Financial Risk Management - Contractual Maturity for Non-derivative Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Repurchase agreements	$ 4,148.9	$ 2,305.8
Short securities	2,215.7	1,704.6
Amounts due to exchanges, clearing houses and other counterparties	378.3	1,407.5
Amounts due to Prime Brokers	733.6	1,017.1
Amounts payable to clients	8,951.7	6,236.9
Other creditors	129.9	116.0
Stock lending	5,496.7	4,952.1
Settlement balances	2,096.4	482.3
Short-term borrowings	200.0	152.0
Debt securities	5,721.6	3,604.5
Lease liabilities	127.6	104.3
Bank overdrafts	67.2
Non-derivative financial liabilities, undiscounted cash flows	30,267.6	22,083.1
On demand
Disclosure of financial assets [line items]
Repurchase agreements	0.0	0.0
Short securities	0.0	0.0
Amounts due to exchanges, clearing houses and other counterparties	378.3	1,218.8
Amounts due to Prime Brokers	733.6	1,017.1
Amounts payable to clients	8,951.7	6,236.9
Other creditors	6.6	9.6
Stock lending	5,496.7	4,804.5
Settlement balances	0.0	0.0
Short-term borrowings	200.0	0.0
Debt securities	0.0	0.0
Lease liabilities	0.0	0.0
Bank overdrafts	67.2
Non-derivative financial liabilities, undiscounted cash flows	15,834.1	13,286.9
Less than 3 months
Disclosure of financial assets [line items]
Repurchase agreements	4,148.9	2,305.8
Short securities	2,215.7	1,704.6
Amounts due to exchanges, clearing houses and other counterparties	0.0	188.0
Amounts due to Prime Brokers	0.0	0.0
Amounts payable to clients	0.0	0.0
Other creditors	113.2	96.8
Stock lending	0.0	147.6
Settlement balances	2,096.4	482.3
Short-term borrowings	0.0	152.0
Debt securities	2,148.2	1,235.8
Lease liabilities	3.1	3.7
Bank overdrafts	0.0
Non-derivative financial liabilities, undiscounted cash flows	10,725.5	6,316.6
3 to 12 months
Disclosure of financial assets [line items]
Repurchase agreements	0.0	0.0
Short securities	0.0	0.0
Amounts due to exchanges, clearing houses and other counterparties	0.0	0.7
Amounts due to Prime Brokers	0.0	0.0
Amounts payable to clients	0.0	0.0
Other creditors	10.1	7.3
Stock lending	0.0	0.0
Settlement balances	0.0	0.0
Short-term borrowings	0.0	0.0
Debt securities	1,246.1	883.8
Lease liabilities	10.0	10.3
Bank overdrafts	0.0
Non-derivative financial liabilities, undiscounted cash flows	1,266.2	902.1
1 to 5 years
Disclosure of financial assets [line items]
Repurchase agreements	0.0	0.0
Short securities	0.0	0.0
Amounts due to exchanges, clearing houses and other counterparties	0.0	0.0
Amounts due to Prime Brokers	0.0	0.0
Amounts payable to clients	0.0	0.0
Other creditors	0.0	2.3
Stock lending	0.0	0.0
Settlement balances	0.0	0.0
Short-term borrowings	0.0	0.0
Debt securities	2,256.8	1,434.9
Lease liabilities	75.0	52.9
Bank overdrafts	0.0
Non-derivative financial liabilities, undiscounted cash flows	2,331.8	1,490.1
More than 5 years
Disclosure of financial assets [line items]
Repurchase agreements	0.0	0.0
Short securities	0.0	0.0
Amounts due to exchanges, clearing houses and other counterparties	0.0	0.0
Amounts due to Prime Brokers	0.0	0.0
Amounts payable to clients	0.0	0.0
Other creditors	0.0	0.0
Stock lending	0.0	0.0
Settlement balances	0.0	0.0
Short-term borrowings	0.0	0.0
Debt securities	70.5	50.0
Lease liabilities	39.5	37.4
Bank overdrafts	0.0
Non-derivative financial liabilities, undiscounted cash flows	$ 110.0	$ 87.4